Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax provision at federal statutory rate	$ (19,803)	$ (32,193)	$ (414,086)
State income taxes, net of federal tax effect	(3,175)	919	(34,267)
Noncontrolling interest	10,871	21,517	293,795
Fair value of warrant liability	3,609	330	(3,494)
Changes in valuation allowance	7,078	5,860	142,503
Stock compensation	2,156	2,097	3,862
Subsidiary liquidation	0	1,978	0
Other	(626)	(153)	297
Total Income tax expense (benefit)	$ 110	$ 355	$ (11,390)
Effective tax rate	(0.12%)	(0.23%)	0.58%